February 11, 1999
VIA EDGAR


Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Officer's Certificate of John Hancock Bond Trust (the "Funds")
          John Hancock Government Income Fund
          John Hancock High Yield Bond Fund
          John Hancock Intermediate Maturity Government Fund
         File No. 2-66906; 811-3006 (0000315554)


Ladies and Gentlemen:

The undersigned fund officer hereby certifies that the funds listed above have created a Spanish translation of their currently effective prospectus. The currently effective English language prospectus was filed electronically with the Securities and Exchange Commission on September 28, 1998 to be effective on October 1, 1998, accession number 00001010521-98-000332.

Further, the undersigned officer also certifies that this English version is a fair and accurate English translation of the Spanish prospectus.

If you have any questions, please do not hesitate to call me at (617) 375-1672.


Sincerely,





/s/Avery P. Maher
-----------------
Avery P. Maher
Second Vice President and Assistant Secretary

Cc:  Brion Thompson


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